Expense Example {- Fidelity® New York AMT Tax-Free Money Market Fund} - NF_01.31 Fidelity New York AMT Tax-Free Money Market Fund Retail Class 2- PRO -01 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York Municipal Money Market Fund
Sep. 20, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530